Leases - Summary of payment term of future minimum lease payments under noncancelable operating leases (Detail) ¥ in Millions	Sep. 30, 2017 JPY (¥)
Leases
Minimum lease payments, Total	¥ 123,516
Minimum lease payments, Less than 1 year	16,067
Minimum lease payments, 1 to 2 years	14,405
Minimum lease payments, 2 to 3 years	11,705
Minimum lease payments, 3 to 4 years	9,856
Minimum lease payments, 4 to 5 years	7,829
Minimum lease payments, More than 5 years	¥ 63,654